SIGNIFICANT ACCOUNTING POLICIES (Tables) - HCM II ACQUISITION CORP	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SIGNIFICANT ACCOUNTING POLICIES
Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share

The following tables reflect the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the
	Three Months Ended		For the Nine Months Ended
	September 30, 2025		September 30, 2025
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$1,542,271	$385,568	$2,575,092	$643,773
Denominator:
Basic weighted average shares outstanding	23,000,000	5,750,000	23,000,000	5,750,000
Basic and diluted net income per ordinary share	$0.07	$0.07	$0.11	$0.11

	For the Three Months
	Ended		For the Period from April 4, 2024
	September 30, 2024		(Inception) Through September 30, 2024
	Class A	Class B	Class A	Class B
Basic net income per ordinary share
Numerator:
Allocation of net income	$694,846	$376,375	$498,886	$519,672
Denominator:
Basic weighted average shares outstanding	10,615,385	5,750,000	5,396,648	5,621,508
Basic net income per ordinary share	$0.07	$0.07	$0.09	$0.09

	For the Three Months
	Ended		For the Period from April 4, 2024
	September 30, 2024		(Inception) Through September 30, 2024
	Class A	Class B	Class A	Class B
Diluted net income per ordinary share
Numerator:
Allocation of net income	$694,846	$376,375	$510,005	$508,553
Denominator:
Diluted weighted average shares outstanding	10,615,385	5,750,000	5,396,648	5,621,508
Diluted net income per ordinary share	$0.07	$0.07	$0.09	$0.09

The following tables reflect the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the Period from April 4, 2024
	(Inception) Through
	December 31,
	2024
	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$2,325,597	$1,083,191
Denominator:
Basic weighted average shares outstanding	11,372,694	5,297,048
Basic net income per ordinary share	$0.20	$0.20

Schedule of Class A Ordinary Shares Subject to Redemption

As of September 30, 2025 and December 31, 2024, the Class A ordinary shares subject to redemption reflected in the condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(529,000)
Class A ordinary shares issuance costs	(15,341,097)
Plus:
Accretion of carrying value to redemption value	21,063,682
Class A ordinary shares subject to possible redemption, December 31, 2024	235,193,585
Plus:
Accretion of carrying value to redemption value	2,462,864
Class A ordinary shares subject to possible redemption, March 31, 2025	237,656,449
Plus:
Accretion of carrying value to redemption value	2,477,726
Class A ordinary shares subject to possible redemption, June 30, 2025	240,134,175
Plus:
Accretion of carrying value to redemption value	2,508,797
Class A ordinary shares subject to possible redemption, September 30, 2025	$242,642,972

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(529,000)
Class A ordinary shares issuance costs	(15,341,097)
Plus:
Accretion of carrying value to redemption value	21,063,682
Class A ordinary shares subject to possible redemption, December 31, 2024	$235,193,585